Financial Instruments and risks (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Nov. 30, 2025	Nov. 24, 2025	Apr. 30, 2024
Disclosure of risks to which entity is exposed when currency is not exchangeable [Line items]
Cash and cash equivalents	$ 427,310	$ 96,016			$ 27,316
Current liabilities	$ 13,301	3,464
Convertible notes [Member]
Disclosure of risks to which entity is exposed when currency is not exchangeable [Line items]
Interest rate			5.00%	5.00%
Principal amount			$ 300,000	$ 300,000
Option to purchase an additional notional amount				50,000
Convertible notes [Member] | Not later than one year [Member]
Disclosure of risks to which entity is exposed when currency is not exchangeable [Line items]
Derivative financial liabilities, undiscounted cash flows				17,078
Convertible notes [Member] | Later than two years and not later than four years [Member]
Disclosure of risks to which entity is exposed when currency is not exchangeable [Line items]
Derivative financial liabilities, undiscounted cash flows				45,000
Convertible notes [Member] | Five years [Member]
Disclosure of risks to which entity is exposed when currency is not exchangeable [Line items]
Derivative financial liabilities, undiscounted cash flows				$ 315,000
Change in foreign exchange rate of CAD to MXN [Member]
Disclosure of risks to which entity is exposed when currency is not exchangeable [Line items]
Description of change of rates and materiality	A 1% change in foreign exchange rate of MXN to USD would increase/decrease the net and comprehensive loss for the year ended April 30, 2026
Increase or decrease in net and comprehensive loss	$ 47	16
Change in foreign exchange rate of CAD to USD [Member]
Disclosure of risks to which entity is exposed when currency is not exchangeable [Line items]
Description of change of rates and materiality	A 1% change in foreign exchange rate of CAD to USD would increase/decrease the net and comprehensive loss for the year ended April 30, 2026
Increase or decrease in net and comprehensive loss	$ 557	$ 793
Interest rate risk [Member]
Disclosure of risks to which entity is exposed when currency is not exchangeable [Line items]
Interest rate earned on cash and cash equivalents	3.63%	2.19%
Description of interest rate risk	A 1% increase or decrease in the interest earned from financial institutions on cash and cash equivalents and short-term investments would result in approximately a $4,273 change in the Company's net and comprehensive loss (April 30, 2025: $960).
Increase or decrease in net and comprehensive loss	$ 4,273	$ 960